UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Item 1. Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund

Semiannual Report

February 28, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MBSCEN-SANN-0415
1.833865.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period* September 1, 2014 to February 28, 2015
Actual	.0042%	$ 1,000.00	$ 1,024.50	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.77	$ .02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2015
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.3	0.3
0.01 - 0.99%	4.2	4.1
1 - 1.99%	0.1	0.1
2 - 2.99%	6.7	1.3
3 - 3.99%	35.7	34.1
4 - 4.99%	29.5	31.1
5 - 5.99%	6.7	7.8
6 - 6.99%	2.5	3.5
7% and above	0.7	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2015
6 months ago
Years	5.0	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2015
6 months ago
Years	2.9	3.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2015*		As of August 31, 2014**
	U.S. Government and U.S. Government Agency Obligations 101.7%		U.S. Government and U.S. Government Agency Obligations 102.4%
	Short-Term Investments and Net Other Assets (Liabilities)† (1.7)%		Short-Term Investments and Net Other Assets (Liabilities)† (2.4)%
* Futures and Swaps	(2.2)%	** Futures and Swaps	(2.9)%

†Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2015

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 96.1%
	Principal Amount	Value
Fannie Mae - 53.6%
1.75% 10/1/34 (d)	$ 7,470	$ 7,750
1.85% 10/1/33 (d)	7,114	7,451
1.88% 1/1/35 (d)	9,945	10,443
1.88% 1/1/35 (d)	586,981	612,406
1.885% 2/1/33 (d)	3,828	3,989
1.91% 12/1/34 (d)	118,864	124,948
1.91% 3/1/35 (d)	74,121	77,427
1.93% 10/1/33 (d)	41,002	42,822
1.94% 7/1/35 (d)	37,722	39,473
2.05% 3/1/35 (d)	9,541	9,855
2.053% 6/1/36 (d)	83,544	89,424
2.057% 1/1/35 (d)	399,750	420,918
2.07% 4/1/37 (d)	222,175	235,999
2.094% 5/1/36 (d)	332,406	350,920
2.105% 7/1/34 (d)	65,890	69,886
2.115% 12/1/34 (d)	25,346	26,714
2.141% 9/1/36 (d)	144,525	154,734
2.142% 9/1/36 (d)	187,136	199,254
2.19% 3/1/37 (d)	46,613	49,501
2.22% 5/1/35 (d)	529,798	567,222
2.236% 3/1/33 (d)	207,999	219,755
2.27% 6/1/47 (d)	263,947	282,592
2.276% 11/1/36 (d)	206,980	220,716
2.31% 12/1/39 (d)	721,440	772,401
2.32% 7/1/35 (d)	238,265	253,442
2.333% 3/1/35 (d)	136,719	146,376
2.335% 9/1/35 (d)	234,684	251,298
2.372% 5/1/36 (d)	393,687	420,941
2.395% 6/1/36 (d)	812,758	870,170
2.421% 10/1/33 (d)	204,569	218,800
2.445% 3/1/40 (d)	968,657	1,034,895
2.5% 9/1/22 to 8/1/43	169,530,994	172,913,588
2.5% 3/1/30 (a)	87,900,000	90,042,554
2.5% 3/1/30 (a)	4,700,000	4,814,562
2.5% 3/1/30 (a)	6,700,000	6,863,312
2.5% 3/1/30 (a)	5,900,000	6,043,812
2.53% 9/1/37 (d)	57,132	61,168
2.542% 6/1/42 (d)	708,992	733,310
2.573% 7/1/34 (d)	472,310	505,673
2.69% 2/1/42 (d)	3,351,031	3,484,832
2.763% 1/1/42 (d)	3,026,624	3,150,653
2.935% 7/1/43 (d)	16,454,802	17,181,619
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.96% 11/1/40 (d)	$ 430,714	$ 452,855
2.976% 8/1/41 (d)	3,138,415	3,282,219
2.982% 9/1/41 (d)	465,205	486,371
3% 3/1/30 (a)	84,900,000	88,892,949
3% 3/1/30 (a)	40,400,000	42,300,060
3% 4/1/32 to 3/1/44	333,655,749	340,896,150
3% 3/1/45 (a)	7,900,000	8,048,126
3.059% 10/1/41 (d)	241,566	252,714
3.163% 3/1/42 (d)	19,460,648	20,436,823
3.235% 7/1/41 (d)	764,629	804,121
3.318% 10/1/41 (d)	379,366	399,240
3.36% 9/1/41 (d)	729,839	781,393
3.466% 12/1/40 (d)	30,539,985	32,420,472
3.5% 4/1/24 to 7/1/44	354,499,629	373,397,368
3.5% 3/1/30 (a)	12,200,000	12,934,295
3.5% 3/1/45 (a)	60,400,000	63,297,309
3.5% 3/1/45 (a)	12,000,000	12,575,624
3.5% 3/1/45 (a)	33,800,000	35,421,342
3.5% 3/1/45 (a)	14,400,000	15,090,749
3.563% 7/1/41 (d)	759,628	801,338
4% 9/1/24 to 1/1/45	367,469,163	395,048,321
4% 1/1/41	200,602	214,949
4% 3/1/45 (a)	67,200,000	71,835,752
4% 3/1/45 (a)	10,900,000	11,651,930
4% 3/1/45 (a)	13,300,000	14,217,493
4% 3/1/45 (a)	13,900,000	14,858,883
4.5% 4/1/21 to 10/1/44	216,347,904	236,541,303
4.5% 3/1/45 (a)	32,900,000	35,753,641
4.5% 3/1/45 (a)	14,700,000	15,975,031
4.5% 3/1/45 (a)	18,000,000	19,561,262
5% 3/1/18 to 8/1/41	3,278,375	3,559,221
5.204% 7/1/37 (d)	70,278	75,502
5.5% 12/1/17 to 9/1/41	113,034,801	127,430,780
5.565% 8/1/46 (d)	65,176	69,780
6% 2/1/17 to 1/1/42	35,515,977	40,531,914
6.5% 5/1/15 to 4/1/37	5,219,147	5,884,184
7% 12/1/15 to 7/1/37	3,518,643	4,091,283
7.5% 10/1/15 to 2/1/32	1,456,397	1,722,859
8% 12/1/17 to 3/1/37	28,328	34,142
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
8.5% 9/1/15 to 7/1/31	$ 11,234	$ 13,306
9.5% 4/1/16 to 2/1/25	42,575	46,984
		2,365,677,643
Freddie Mac - 16.7%
1.5% 8/1/37 (d)	66,965	69,128
1.82% 3/1/35 (d)	201,746	209,831
1.825% 3/1/37 (d)	64,741	67,739
1.852% 1/1/36 (d)	171,835	181,362
1.909% 3/1/36 (d)	406,931	429,742
1.981% 12/1/35 (d)	497,457	525,299
2.022% 2/1/37 (d)	337,560	357,438
2.05% 6/1/37 (d)	55,538	58,442
2.055% 11/1/35 (d)	424,589	452,204
2.083% 3/1/36 (d)	518,929	547,015
2.095% 8/1/37 (d)	170,199	181,837
2.121% 5/1/37 (d)	136,553	146,055
2.16% 6/1/33 (d)	494,319	527,268
2.314% 10/1/35 (d)	285,228	302,021
2.333% 4/1/37 (d)	172,754	184,957
2.346% 10/1/36 (d)	710,196	759,924
2.364% 4/1/36 (d)	482,828	516,934
2.375% 5/1/37 (d)	130,394	139,605
2.385% 6/1/37 (d)	58,667	62,820
2.404% 6/1/33 (d)	1,526,964	1,631,294
2.405% 10/1/42 (d)	3,837,962	4,040,683
2.415% 6/1/37 (d)	505,828	541,637
2.42% 6/1/36 (d)	127,767	136,792
2.448% 6/1/37 (d)	106,288	113,162
2.538% 3/1/35 (d)	2,242,941	2,401,378
2.545% 7/1/36 (d)	178,603	191,219
2.595% 4/1/37 (d)	15,515	16,614
2.723% 3/1/33 (d)	11,779	12,611
2.757% 12/1/36 (d)	577,822	618,638
3% 8/1/42 to 7/1/43	65,064,497	66,539,608
3.078% 9/1/41 (d)	4,345,833	4,538,568
3.136% 10/1/35 (d)	97,133	104,010
3.227% 9/1/41 (d)	478,230	502,164
3.242% 4/1/41 (d)	468,878	491,695
3.298% 6/1/41 (d)	577,459	606,047
3.299% 7/1/41 (d)	2,279,753	2,396,633
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.409% 12/1/40 (d)	$ 14,410,082	$ 15,199,992
3.468% 5/1/41 (d)	534,022	563,717
3.5% 1/1/41 to 8/1/43 (b)	188,685,984	198,042,242
3.626% 6/1/41 (d)	786,790	830,366
3.71% 5/1/41 (d)	628,636	661,300
4% 6/1/33	40,427,288	43,723,058
4% 4/1/40 to 10/1/44	164,544,758	177,314,666
4.5% 6/1/25 to 8/1/44 (c)	85,860,939	94,133,331
5% 6/1/20 to 7/1/41	48,466,351	53,949,572
5.149% 4/1/38 (d)	697,995	749,883
5.5% 10/1/17 to 4/1/41	32,031,405	35,949,783
6% 7/1/16 to 12/1/37	6,336,733	7,191,361
6.5% 7/1/15 to 9/1/39	11,996,681	13,723,385
7% 6/1/21 to 9/1/36	3,309,605	3,860,053
7.5% 3/1/15 to 6/1/32	70,733	82,111
8% 7/1/16 to 1/1/37	101,668	122,888
8.5% 5/1/17 to 9/1/29	96,564	114,882
9% 5/1/17 to 10/1/20	462	493
9.5% 5/1/21 to 7/1/21	1,208	1,332
10% 11/15/18 to 8/1/21	489	540
11% 11/1/15 to 9/1/20	1,041	1,074
12.5% 6/1/19	5	6
		736,818,409
Ginnie Mae - 25.8%
3% 6/20/42 to 2/20/45	156,672,160	161,129,021
3% 3/1/45 (a)	2,700,000	2,771,086
3% 3/1/45 (a)	9,000,000	9,236,953
3% 3/1/45 (a)	11,300,000	11,597,508
3% 3/1/45 (a)	2,300,000	2,360,555
3% 3/1/45 (a)	9,500,000	9,750,117
3% 3/1/45 (a)	3,100,000	3,181,617
3.5% 11/15/40 to 2/20/45	224,476,409	236,185,435
3.5% 3/1/45 (a)	2,600,000	2,726,953
3.5% 3/1/45 (a)	2,900,000	3,041,601
3.5% 3/1/45 (a)	44,200,000	46,358,202
3.5% 3/1/45 (a)	14,400,000	15,103,125
3.5% 4/1/45 (a)	33,800,000	35,364,572
4% 2/15/39 to 11/20/44	118,674,162	127,884,853
4% 3/1/45 (a)	26,200,000	27,864,109
4% 3/1/45 (a)	38,500,000	40,945,351
4% 3/1/45 (a)	27,200,000	28,927,624
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4% 3/1/45 (a)	$ 23,600,000	$ 25,098,968
4% 4/1/45 (a)	22,300,000	23,687,653
4.39% 6/20/63 (h)	752,561	825,647
4.5% 6/20/33 to 8/15/41	204,973,028	225,294,828
4.505% 2/20/63 (h)	723,753	792,901
5% 12/15/32 to 9/15/41	58,673,901	66,055,830
5.5% 4/15/29 to 9/15/39	9,614,424	10,987,181
6% 10/15/30 to 5/15/40	9,855,252	11,323,433
6.5% 3/20/31 to 10/15/38	940,143	1,096,779
7% 10/15/22 to 3/15/33	3,116,135	3,670,028
7.5% 1/15/17 to 9/15/31	1,462,499	1,715,201
8% 8/15/16 to 11/15/29	520,604	607,454
8.5% 4/15/17 to 1/15/31	80,368	96,823
9% 8/15/19 to 1/15/23	4,917	5,534
9.5% 12/15/20 to 2/15/25	2,245	2,536
10.5% 3/20/16 to 1/20/18	6,594	7,100
11% 8/20/15 to 9/20/19	2,336	2,638
		1,135,699,216
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,165,310,140)		4,238,195,268
Collateralized Mortgage Obligations - 9.7%

U.S. Government Agency - 9.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 0.971% 2/25/32 (d)	71,459	72,603
Series 2002-39 Class FD, 1.173% 3/18/32 (d)	110,607	113,002
Series 2002-60 Class FV, 1.171% 4/25/32 (d)	144,520	147,995
Series 2002-63 Class FN, 1.171% 10/25/32 (d)	198,898	203,566
Series 2002-7 Class FC, 0.921% 1/25/32 (d)	76,132	77,917
Series 2002-94 Class FB, 0.571% 1/25/18 (d)	120,336	120,716
Series 2003-118 Class S, 7.929% 12/25/33 (d)(e)(g)	2,375,024	553,269
Series 2006-104 Class GI, 6.509% 11/25/36 (d)(e)(g)	1,701,224	381,462
Series 2006-33 Class CF, 0.471% 5/25/36 (d)	1,492,816	1,497,641
Series 2007-53 Class FB, 0.571% 6/25/37 (d)	8,548,523	8,582,297
Series 2007-57 Class FA, 0.401% 6/25/37 (d)	1,834,033	1,834,334
Series 2008-76 Class EF, 0.671% 9/25/23 (d)	1,081,554	1,085,198
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	$ 111,450	$ 122,861
Series 1993-207 Class H, 6.5% 11/25/23	1,367,648	1,536,724
Series 1994-23 Class PZ, 6% 2/25/24	3,739,075	4,141,598
Series 1996-28 Class PK, 6.5% 7/25/25	442,101	496,827
Series 1999-17 Class PG, 6% 4/25/29	1,195,732	1,315,296
Series 1999-32 Class PL, 6% 7/25/29	1,071,467	1,181,354
Series 1999-33 Class PK, 6% 7/25/29	611,743	675,861
Series 2001-52 Class YZ, 6.5% 10/25/31	75,204	85,259
Series 2003-28 Class KG, 5.5% 4/25/23	824,961	903,687
Series 2004-21 Class QE, 4.5% 11/25/32	156,275	161,467
Series 2005-102 Class CO, 11/25/35 (f)	635,407	577,757
Series 2005-73 Class SA, 17.1054% 8/25/35 (d)(g)	324,648	404,909
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	907,138
Series 2006-105 Class MD, 5.5% 6/25/35	1,115,482	1,145,074
Series 2006-12 Class BO, 10/25/35 (f)	2,738,807	2,589,032
Series 2006-37 Class OW, 5/25/36 (f)	367,523	328,048
Series 2006-45 Class OP, 6/25/36 (f)	860,679	758,276
Series 2006-62 Class KP, 4/25/36 (f)	1,211,493	1,065,161
Series 2011-117 Class PF, 0.521% 7/25/39 (d)	1,622,098	1,631,041
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	239,583	281,774
Series 1999-25 Class Z, 6% 6/25/29	909,186	1,030,804
Series 2001-20 Class Z, 6% 5/25/31	1,175,249	1,295,985
Series 2001-31 Class ZC, 6.5% 7/25/31	625,968	724,102
Series 2002-16 Class ZD, 6.5% 4/25/32	320,415	374,683
Series 2002-74 Class SV, 7.379% 11/25/32 (d)(e)	1,413,666	269,623
Series 2002-79 Class Z, 5.5% 11/25/22	1,660,962	1,857,975
Series 2010-50 Class FA, 0.521% 1/25/24 (d)	114,323	114,337
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	4,467,023	628,311
Series 06-116 Class SG, 6.469% 12/25/36 (d)(e)(g)	1,157,848	207,973
Series 07-40 Class SE, 6.269% 5/25/37 (d)(e)(g)	745,719	113,596
Series 1993-165 Class SH, 19.3161% 9/25/23 (d)(g)	54,727	74,007
Series 2003-21 Class SK, 7.929% 3/25/33 (d)(e)(g)	210,461	55,400
Series 2003-35 Class TQ, 7.329% 5/25/18 (d)(e)(g)	119,807	8,999
Series 2005-72 Class ZC, 5.5% 8/25/35	6,685,332	7,516,391
Series 2007-57 Class SA, 39.594% 6/25/37 (d)(g)	549,023	1,072,784
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2007-66:
Class FB, 0.571% 7/25/37 (d)	$ 2,215,161	$ 2,232,383
Class SA, 38.574% 7/25/37 (d)(g)	815,348	1,551,340
Class SB, 38.574% 7/25/37 (d)(g)	363,851	686,459
Series 2008-12 Class SG, 6.179% 3/25/38 (d)(e)(g)	5,036,775	806,056
Series 2009-114 Class AI, 5% 12/25/23 (e)	1,118,771	56,144
Series 2009-16 Class SA, 6.079% 3/25/24 (d)(e)(g)	771,103	36,643
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	549,034	31,046
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	544,447	42,487
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	811,703	64,922
Series 2010-112 Class SG, 6.189% 6/25/21 (d)(e)(g)	757,219	60,623
Series 2010-12 Class AI, 5% 12/25/18 (e)	2,214,763	133,861
Series 2010-135 Class LS, 5.879% 12/25/40 (d)(e)(g)	4,456,060	735,054
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	4,490,163	653,320
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	554,746	34,208
Series 2010-23:
Class AI, 5% 12/25/18 (e)	954,126	55,131
Class HI, 4.5% 10/25/18 (e)	624,410	33,613
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	2,010,572	100,553
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	1,752,433	127,521
Series 2011-39 Class ZA, 6% 11/25/32	2,958,864	3,307,886
Series 2011-67 Class AI, 4% 7/25/26 (e)	1,385,912	166,155
Series 2011-83 Class DI, 6% 9/25/26 (e)	2,303,636	323,337
Series 2013-N1 Class A, 6.549% 6/25/35 (d)(e)(g)	3,430,201	632,033
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (e)	350,427	20,323
Class 5, 5.5% 7/25/33 (e)	675,409	120,019
Series 343 Class 16, 5.5% 5/25/34 (e)	543,109	101,478
Series 348 Class 14, 6.5% 8/25/34 (d)(e)	383,021	76,028
Series 351:
Class 12, 5.5% 4/25/34 (d)(e)	263,585	52,063
Class 13, 6% 3/25/34 (e)	354,083	73,500
Series 359 Class 19, 6% 7/25/35 (d)(e)	255,416	54,239
Series 384 Class 6, 5% 7/25/37 (e)	3,313,260	506,293
Freddie Mac:
floater:
Series 2412 Class FK, 0.972% 1/15/32 (d)	57,276	58,156
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater:
Series 2423 Class FA, 1.072% 3/15/32 (d)	$ 82,007	$ 83,626
Series 2424 Class FM, 1.172% 3/15/32 (d)	103,151	105,571
Series 2432:
Class FE, 1.072% 6/15/31 (d)	143,017	145,905
Class FG, 1.072% 3/15/32 (d)	49,543	50,503
Series 3346 Class FA, 0.402% 2/15/19 (d)	526,010	526,674
Series 3830 Class FD, 0.532% 3/15/41 (d)	7,897,349	7,945,104
floater planned amortization class Series 3153 Class FX, 0.522% 5/15/36 (d)	3,016,042	3,028,593
floater target amortization class Series 3366 Class FD, 0.422% 5/15/37 (d)	3,580,380	3,578,209
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (f)	2,198,133	2,048,118
Series 2095 Class PE, 6% 11/15/28	1,276,222	1,411,806
Series 2101 Class PD, 6% 11/15/28	115,797	127,507
Series 2121 Class MG, 6% 2/15/29	527,580	581,792
Series 2131 Class BG, 6% 3/15/29	3,536,621	3,909,914
Series 2137 Class PG, 6% 3/15/29	560,432	618,369
Series 2154 Class PT, 6% 5/15/29	848,432	935,185
Series 2162 Class PH, 6% 6/15/29	221,125	243,063
Series 2425 Class JH, 6% 3/15/17	118,876	123,831
Series 2520 Class BE, 6% 11/15/32	1,173,529	1,295,330
Series 2585 Class KS, 7.428% 3/15/23 (d)(e)(g)	86,446	13,457
Series 2693 Class MD, 5.5% 10/15/33	3,228,370	3,637,888
Series 2802 Class OB, 6% 5/15/34	2,519,609	2,811,656
Series 2937 Class KC, 4.5% 2/15/20	3,454,692	3,636,466
Series 2962 Class BE, 4.5% 4/15/20	3,382,201	3,583,449
Series 3002 Class NE, 5% 7/15/35	3,197,224	3,543,815
Series 3110 Class OP, 9/15/35 (f)	1,590,599	1,532,568
Series 3119 Class PO, 2/15/36 (f)	2,391,327	2,087,645
Series 3121 Class KO, 3/15/36 (f)	519,153	455,224
Series 3123 Class LO, 3/15/36 (f)	1,466,701	1,280,866
Series 3145 Class GO, 4/15/36 (f)	1,384,888	1,298,087
Series 3189 Class PD, 6% 7/15/36	2,745,136	3,147,073
Series 3225 Class EO, 10/15/36 (f)	918,235	804,913
Series 3258 Class PM, 5.5% 12/15/36	1,420,984	1,600,085
Series 3415 Class PC, 5% 12/15/37	1,351,098	1,456,226
Series 3786 Class HI, 4% 3/15/38 (e)	3,887,770	493,727
Series 3806 Class UP, 4.5% 2/15/41	7,321,457	7,949,722
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,970,008
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2135 Class JE, 6% 3/15/29	$ 244,486	$ 269,456
Series 2274 Class ZM, 6.5% 1/15/31	261,838	302,146
Series 2281 Class ZB, 6% 3/15/30	674,913	740,985
Series 2303 Class ZV, 6% 4/15/31	291,045	321,850
Series 2357 Class ZB, 6.5% 9/15/31	2,023,863	2,361,840
Series 2502 Class ZC, 6% 9/15/32	617,995	685,363
Series 2519 Class ZD, 5.5% 11/15/32	1,145,986	1,251,332
Series 2546 Class MJ, 5.5% 3/15/23	531,733	571,656
Series 2601 Class TB, 5.5% 4/15/23	246,385	274,713
Series 2998 Class LY, 5.5% 7/15/25	663,541	730,913
Series 4302 Class DA, 3% 7/15/39	37,234,678	38,434,044
Series 06-3115 Class SM, 6.428% 2/15/36 (d)(e)(g)	969,667	153,612
Series 2013-4281 Class AI, 4% 12/15/28 (e)	15,336,694	1,725,789
Series 2844:
Class SC, 45.682% 8/15/24 (d)(g)	33,281	58,796
Class SD, 84.214% 8/15/24 (d)(g)	48,962	119,718
Series 2935 Class ZK, 5.5% 2/15/35	7,548,466	8,664,588
Series 2947 Class XZ, 6% 3/15/35	3,219,708	3,641,597
Series 3055 Class CS, 6.418% 10/15/35 (d)(e)	1,397,104	167,614
Series 3244 Class SG, 6.488% 11/15/36 (d)(e)(g)	3,086,006	568,291
Series 3274 Class SM, 6.258% 2/15/37 (d)(e)	1,634,426	208,270
Series 3284 Class CI, 5.948% 3/15/37 (d)(e)	7,431,020	1,354,468
Series 3287 Class SD, 6.578% 3/15/37 (d)(e)(g)	4,868,239	1,110,291
Series 3297 Class BI, 6.588% 4/15/37 (d)(e)(g)	6,875,153	1,351,071
Series 3336 Class LI, 6.408% 6/15/37 (d)(e)	2,611,296	361,737
Series 3772 Class BI, 4.5% 10/15/18 (e)	2,312,876	126,822
Series 3949 Class MK, 4.5% 10/15/34	2,481,248	2,693,210
Series 4181 Class LA, 3% 3/15/37	6,661,886	6,901,339
target amortization class Series 2156 Class TC, 6.25% 5/15/29	741,445	818,235
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.072% 2/15/24 (d)	286,828	290,610
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	562,987	620,878
Series 2056 Class Z, 6% 5/15/28	983,163	1,084,507
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.518% 6/16/37 (d)(e)(g)	1,339,133	227,071
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H03 Class FA, 0.7188% 3/20/60 (d)(h)	$ 13,664,309	$ 13,700,013
Series 2010-H17 Class FA, 0.4988% 7/20/60 (d)(h)	1,516,344	1,509,284
Series 2010-H18 Class AF, 0.4583% 9/20/60 (d)(h)	1,753,199	1,742,359
Series 2010-H19 Class FG, 0.4583% 8/20/60 (d)(h)	2,192,484	2,179,171
Series 2010-H27 Series FA, 0.5383% 12/20/60 (d)(h)	3,588,782	3,578,205
Series 2011-H05 Class FA, 0.6583% 12/20/60 (d)(h)	5,832,220	5,842,718
Series 2011-H07 Class FA, 0.6675% 2/20/61 (d)(h)	10,777,616	10,795,367
Series 2011-H12 Class FA, 0.6575% 2/20/61 (d)(h)	14,713,973	14,733,396
Series 2011-H13 Class FA, 0.6583% 4/20/61 (d)(h)	5,636,533	5,646,566
Series 2011-H14:
Class FB, 0.6583% 5/20/61 (d)(h)	6,689,772	6,703,539
Class FC, 0.6583% 5/20/61 (d)(h)	5,991,774	6,003,207
Series 2011-H17 Class FA, 0.6883% 6/20/61 (d)(h)	7,905,561	7,927,206
Series 2011-H20 Class FA, 0.7083% 9/20/61 (d)(h)	16,922,108	16,990,338
Series 2011-H21 Class FA, 0.7583% 10/20/61 (d)(h)	8,773,765	8,822,688
Series 2012-6 Class FG, 0.572% 4/16/40 (d)	5,191,807	5,220,364
Series 2012-H01 Class FA, 0.8583% 11/20/61 (d)(h)	7,375,236	7,448,118
Series 2012-H03 Class FA, 0.8583% 1/20/62 (d)(h)	4,632,188	4,677,796
Series 2012-H06 Class FA, 0.7883% 1/20/62 (d)(h)	7,137,437	7,187,021
Series 2012-H07 Class FA, 0.7883% 3/20/62 (d)(h)	4,338,981	4,377,173
Series 2012-H23 Class WA, 0.6783% 10/20/62 (d)(h)	230,262	230,452
Series 2012-H26, Class CA, 0.6883% 7/20/60 (d)(h)	16,219,154	16,236,443
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2013-H07 Class BA, 0.5183% 3/20/63 (d)(h)	$ 264,796	$ 263,082
Series 2014-H03 Class FA, 0.7675% 1/20/64 (d)(h)	6,751,378	6,779,733
Series 2014-H05 Class FB, 0.7675% 12/20/63 (d)(h)	16,187,838	16,262,658
Series 2014-H11 Class BA, 0.6675% 6/20/64 (d)(h)	5,723,829	5,723,635
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,173,649	1,337,761
Series 1997-8 Class PE, 7.5% 5/16/27	472,585	559,713
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	3,008,774	441,224
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	4,768,965	5,362,153
Series 2004-32 Class GS, 6.328% 5/16/34 (d)(e)(g)	692,099	146,534
Series 2004-73 Class AL, 7.0318% 8/17/34 (d)(e)(g)	819,045	182,264
Series 2007-35 Class SC, 39.168% 6/16/37 (d)(g)	59,544	118,301
Series 2010-H10 Class FA, 0.4988% 5/20/60 (d)(h)	4,624,083	4,601,323
Series 2012-76 Class GS, 6.528% 6/16/42 (d)(e)(g)	2,868,294	403,463
Series 2012-97 Class JS, 6.078% 8/16/42 (d)(e)(g)	9,114,796	1,604,904
Series 2013-124:
Class ES, 8.4427% 4/20/39 (d)(g)	6,306,490	7,229,513
Class ST, 8.576% 8/20/39 (d)(g)	11,846,739	14,047,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $422,083,938)		429,127,084
Commercial Mortgage Securities - 2.1%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5183% 4/25/19 (d)	3,024,495	3,027,153
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	42,446,797	44,391,166
Series K034 Class A2, 3.531% 7/25/23	21,113,377	22,844,526
Series K042 Class A1, 2.267% 6/25/24	15,359,881	15,412,517
Series K716 Class A2, 3.13% 6/25/21	6,312,731	6,657,147
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $88,199,301)		92,332,509
Cash Equivalents - 9.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.07%, dated 2/27/15 due 3/2/15 (Collateralized by U.S. Government Obligations) # (Cost $433,247,000)	$ 433,249,527	$ 433,247,000
TOTAL INVESTMENT PORTFOLIO - 117.7% (Cost $5,108,840,379)		5,192,901,861
NET OTHER ASSETS (LIABILITIES) - (17.7)%		(782,266,313)
NET ASSETS - 100%		$ 4,410,635,548
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 3/1/30	$ (40,400,000)	(42,300,060)
3% 3/1/30	(40,400,000)	(42,300,060)
3% 3/1/45	(18,300,000)	(18,643,127)
4% 3/1/45	(12,500,000)	(13,362,305)
4.5% 3/1/45	(22,400,000)	(24,342,904)
TOTAL FANNIE MAE		(140,948,456)
Ginnie Mae
3% 3/1/45	(2,700,000)	(2,771,086)
3.5% 3/1/45	(33,800,000)	(35,450,390)
4% 3/1/45	(3,900,000)	(4,147,711)
4% 3/1/45	(27,200,000)	(28,927,624)
4% 3/1/45	(27,200,000)	(28,927,624)
4% 3/1/45	(22,300,000)	(23,716,399)
TOTAL GINNIE MAE		(123,940,834)
TOTAL TBA SALE COMMITMENTS (Proceeds $264,487,336)		$ (264,889,290)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/ (Paid)(2)	Unrealized Appreciation/ (Depreciation)
CME	Mar. 2025	$ 63,500,000	3-month LIBOR	3%	$ (333,308)	$ -	$ (333,308)
CME	Mar. 2045	34,100,000	3-month LIBOR	3.5%	(2,069,141)	-	(2,069,141)
TOTAL INTEREST RATE SWAPS					$ (2,402,449)	$ -	$ (2,402,449)
For the period, the average monthly notional amount for swaps in the aggregate was $89,216,667.

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $7,521,322.

(c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $400,282.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$433,247,000 due 3/02/15 at 0.07%
Commerz Markets LLC	$ 433,247,000
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swaps (a)	$ -	$ (2,402,449)
Total Value of Derivatives	$ -	$ (2,402,449)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2015

Assets
Investment in securities, at value (including repurchase agreements of $433,247,000) - See accompanying schedule: Unaffiliated issuers (cost $5,108,840,379)		$ 5,192,901,861
Cash		631
Receivable for investments sold		41,007,083
Receivable for TBA sale commitments		264,487,336
Receivable for fund shares sold		67,134,427
Interest receivable		11,485,576
Other receivables		68,476
Total assets		5,577,085,390

Liabilities
Payable for investments purchased Regular delivery	$ 43,636,204
Delayed delivery	857,326,887
TBA sale commitments, at value	264,889,290
Distributions payable	23
Payable for daily variation margin for derivative instruments	236,558
Other payables and accrued expenses	360,880
Total liabilities		1,166,449,842

Net Assets		$ 4,410,635,548
Net Assets consist of:
Paid in capital		$ 4,329,378,469
Net unrealized appreciation (depreciation) on investments		81,257,079
Net Assets, for 40,154,960 shares outstanding		$ 4,410,635,548
Net Asset Value, offering price and redemption price per share ($4,410,635,548 ÷ 40,154,960 shares)		$ 109.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2015

Investment Income
Interest		$ 65,332,871

Expenses
Custodian fees and expenses	$ 106,671
Independent directors' compensation	13,452
Total expenses before reductions	120,123
Expense reductions	(14,266)	105,857
Net investment income (loss)		65,227,014
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,906,764
Redemption in-kind with affiliated entities	86,741,966
Swaps	(14,691,553)
Total net realized gain (loss)		110,957,177
Change in net unrealized appreciation (depreciation) on: Investment securities	(108,630,642)
Swaps	10,118,788
Delayed delivery commitments	6,344,677
Total change in net unrealized appreciation (depreciation)		(92,167,177)
Net gain (loss)		18,790,000
Net increase (decrease) in net assets resulting from operations		$ 84,017,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,227,014	$ 298,211,240
Net realized gain (loss)	110,957,177	31,523,671
Change in net unrealized appreciation (depreciation)	(92,167,177)	320,826,492
Net increase (decrease) in net assets resulting from operations	84,017,014	650,561,403
Distributions to partners from net investment income	(62,230,607)	(288,288,463)
Affiliated share transactions Proceeds from sales of shares	543,744,677	616,629,534
Reinvestment of distributions	48,536,928	288,216,358
Cost of shares redeemed	(6,907,840,499)	(4,326,774,173)
Net increase (decrease) in net assets resulting from share transactions	(6,315,558,894)	(3,421,928,281)
Total increase (decrease) in net assets	(6,293,772,487)	(3,059,655,341)

Net Assets
Beginning of period	10,704,408,035	13,764,063,376
End of period	$ 4,410,635,548	$ 10,704,408,035
Other Affiliated Information Shares
Sold	4,969,003	5,719,133
Issued in reinvestment of distributions	443,649	2,688,201
Redeemed	(63,927,321)	(40,639,235)
Net increase (decrease)	(58,514,669)	(32,231,901)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 108.49	$ 105.15	$ 109.85	$ 108.12	$ 106.08	$ 101.91
Income from Investment Operations
Net investment income (loss) D	1.398	2.974	2.166	3.030	3.338	3.969
Net realized and unrealized gain (loss)	1.243	3.253	(4.725)	1.827	2.093	4.170
Total from investment operations	2.641	6.227	(2.559)	4.857	5.431	8.139
Distributions to partners from net investment income	(1.291)	(2.887)	(2.141)	(3.127)	(3.391)	(3.969)
Net asset value, end of period	$ 109.84	$ 108.49	$ 105.15	$ 109.85	$ 108.12	$ 106.08
Total ReturnB, C	2.45%	5.99%	(2.37)%	4.56%	5.24%	8.15%
Ratios to Average Net AssetsF
Expenses before reductionsE	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%A	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	2.55%A	2.78%	2.00%	2.79%	3.16%	3.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,410,636	$ 10,704,408	$ 13,764,063	$ 15,654,764	$ 12,859,562	$ 7,028,267
Portfolio turnover rate	510%A, G	375%	435%	451%	634%G	596%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2015

1. Organization.

Fidelity® Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

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2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 120,689,178
Gross unrealized depreciation	(36,327,433)
Net unrealized appreciation (depreciation) on securities	$ 84,361,745

Tax Cost	$ 5,108,540,116

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal

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2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

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Notes to Financial Statements - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (14,691,553)	$ 10,118,788

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

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3. Derivative Instruments - continued

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

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Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Redemptions In-Kind. During the period, Fidelity Total Bond Fund and Fidelity Series Investment Grade Bond Fund, the Investing Funds, redeemed 63,076,723 shares of the Fund for cash and investments, including accrued interest, with a value of $6,814,140,957. The net realized gain of $86,741,966 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $13,452.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $814.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios II LLC and the Shareholders of Fidelity Mortgage Backed Securities Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Mortgage Backed Securities Central Fund (a fund of Fidelity Central Investment Portfolios II LLC) at February 28, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Mortgage Backed Securities Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2015

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2014 meeting, the Board, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FIMM, the sub-advisers, and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

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Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 7, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 7, 2015